UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

The Cushing® MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014

	Shares	Fair Value
Common Stock - 6.6% (1)
Large Cap Diversified - 2.5% (1)
Bermuda - 2.5% (1)
Seadrill Limited	169,550	$6,315,738
General Partnerships - 4.1% (1)
United States - 4.1% (1)
Kinder Morgan, Inc. (2) (3)	100,000	4,026,000
Targa Resources Corp. (2)	45,800	6,391,390
Total Common Stock (Cost $15,083,390)		$16,733,128

Master Limited Partnerships and Related Companies - 130.7% (1)
Coal - 3.7% (1)
United States - 3.7% (1)
Natural Resource Partners, L.P. (2)	583,000	$9,258,040

Crude Oil & Refined Products - 15.2% (1)
United States - 15.2% (1)
Blueknight Energy Partners, L.P. (2)	216,778	1,885,969
Buckeye Partners, L.P. (2) (3)	42,400	3,349,600
Constellation Energy Partners, LLC	367,700	1,422,999
Enbridge Energy Management, LLC (2) (4) (5)	174,107	6,236,506
Enbridge Energy Partners, L.P. (2)	138,300	5,023,056
Lehigh Gas Partners, L.P. (2)	181,300	6,561,247
NuStar Energy, L.P. (2)	175,600	11,605,404
Sprague Resources, L.P. (2)	85,000	2,214,250
		38,299,031
General Partnerships - 3.8% (1)
United States - 3.8% (1)
Energy Transfer Equity, L.P. (2)	58,700	3,560,155
NuStar GP Holdings, LLC (2)	141,350	6,085,117
		9,645,272
Large Cap Diversified - 11.2% (1)
United States - 11.2% (1)
Energy Transfer Partners, L.P. (2)	240,388	13,810,291
Kinder Morgan Management, LLC (2) (4) (5)	8,137	795,143
Williams Partners, L.P. (2)	258,221	13,688,295
		28,293,729
Natural Gas Gatherers & Processors - 18.4% (1)
United States - 18.4% (1)
American Midstream Partners, L.P. (2)	42,000	1,252,020
Atlas Pipeline Partners, L.P. (2)	405,240	14,965,513
EnLink Midstream Partners, L.P. (2)	172,500	5,345,775
MarkWest Energy Partners, L.P. (2) (3)	66,100	5,270,153
Regency Energy Partners, L.P. (2)	398,926	13,156,579
Southcross Energy Partners, L.P. (2)	289,500	6,400,845
		46,390,885

Natural Gas Transportation & Storage - 5.0% (1)
United States - 5.0% (1)
TC Pipelines, L.P. (2)	215,600	12,638,472
Other - 9.6% (1)
Republic of the Marshall Islands - 2.0% (1)
Seadrill Partners, LLC (2)	146,950	5,074,184
United States - 7.6% (1)
Compressco Partners, L.P. (2)	308,135	8,316,564
Exterran Partners, L.P. (2)	264,614	7,673,806
OCI Partners, L.P. (2)	155,948	3,220,326
		24,284,880
Propane - 8.1% (1)
United States - 8.1% (1)
Amerigas Partners, L.P. (2)	169,300	7,833,511
Ferrellgas Partners, L.P. (2)	183,400	5,226,900
NGL Energy Partners, L.P.	58,271	2,481,179
Suburban Propane Partners, L.P. (2)	108,650	4,831,666
		20,373,256
Shipping - 13.8% (1)
Republic of the Marshall Islands - 13.8% (1)
Capital Product Partners, L.P. (2)	1,538,111	16,826,934
Navios Maritime Partners, L.P. (2)	920,950	18,142,715
		34,969,649
Upstream - 41.2% (1)
United States - 41.2% (1)
Atlas Resource Partners, L.P. (2)	611,840	12,310,221
BreitBurn Energy Partners, L.P. (2)	227,950	5,215,496
EV Energy Partners, L.P. (2)	336,800	14,078,240
Legacy Reserves, L.P. (2)	422,227	12,983,480
LinnCo, LLC (2)	424,758	13,358,639
LRR Energy, L.P. (2)	318,050	6,097,018
Memorial Production Partners, L.P. (2)	515,425	12,060,945
QR Energy, L.P. (2)	939,750	20,326,793
Vanguard Natural Resources, LLC (2)	262,750	7,730,105
		104,160,937
Variable Distribution - 0.7% (1)
United States - 0.7% (1)
Alon USA Partners, L.P.	86,250	1,674,112

Total Master Limited Partnerships and Related Companies (Cost $285,418,207)		$329,988,263

Royalty Trusts - 1.2% (1)
Natural Gas Gatherers & Processors - 1.2% (1)
United States - 1.2% (1)
SandRidge Permian Trust (2)	260,000	$3,013,400

Total Royalty Trusts (Cost $3,558,042)		$3,013,400

Preferred Stock - 3.0% (1)
Crude Oil & Refined Products - 3.0% (1)
United States - 3.0% (1)
Blueknight Energy Partners, L.P.	757,519	$7,635,792

Total Preferred Stock (Cost $5,303,661)		$7,635,792

Fixed Income - 3.2% (1)
Exploration & Production - 2.0% (1)
United States - 2.0% (1)
Midcontinent Express Pipeline LLC, 6.700%, due 09/15/2019 (2) (6)	2,500,000	$2,843,750
Oasis Petroleum, Inc., 6.875%, due 03/15/2022	500,000	548,750
Rosetta Resources, Inc., 5.625%, due 05/01/2021 (2)	1,000,000	1,028,750
Sanchez Energy Corp., 6.125%, due 01/15/2023 (2) (6)	500,000	518,750
		4,940,000
Refining & Marketing - 1.2% (1)
United States - 1.2% (1)
Western Refining, Inc., 6.250%, due 04/01/2021	3,000,000	3,135,000

Total Fixed Income (Cost $7,670,345)		$8,075,000

Short-Term Investments - Investment Companies - 2.8% (1)	Shares
United States - 2.8% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (7)	1,423,154	$1,423,154
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (7)	1,423,154	1,423,154
Fidelity Money Market Portfolio - Institutional Class, 0.05% (7)	1,423,154	1,423,154
First American Government Obligations Fund - Class Z, 0.01% (7)	1,423,155	1,423,155
Invesco STIC Prime Portfolio, 0.01% (7)	1,423,154	1,423,154
Total Short-Term Investments (Cost $7,115,771)		$7,115,771

Options - 0.4% (1)
United States - 0.4% (1)	Contracts
Boardwalk Pipeline Partners, L.P., Call Option
Expiration: December 2014, Exercise Price: $20.00	2,738	$397,010
Breitburn Energy Partners, L.P., Put Option
Expiration: September 2014, Exercise Price: $20.00	2,200	8,800
JP Morgan Alerian MLP ETN, Put Option
Expiration: September 2014, Exercise Price: $50.00	3,000	120,000
JP Morgan Alerian MLP ETN, Put Option
Expiration: October 2014, Exercise Price: $51.00	4,500	405,000
Total Options (Cost $1,049,161)		$930,810

Total Investments - 147.9% (1) (Cost $325,198,577)		$373,492,164
Liabilities in Excess of Other Assets - (47.9)% (1)		(121,036,703)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$252,455,461

Schedule of Securites Sold Short - (8.8)% (1)
Exchange Traded Funds - (8.8)%(1)
United States - (8.8)% (1)	Shares
Energy Select Sector SPDR	(124,800)	$(12,322,752)
Market Vectors ETF Trust Oil Services	(109,650)	(6,048,294)
SPDR S&P Oil & Gas Exploration & Production ETF	(47,600)	(3,762,780)

Total Securities Sold Short (Proceeds $20,715,761)		$(22,133,826)

Schedule of Written Options - (0.0)%(1)
United States - (0.0)% (1)	Contracts
Buckeye Partners, L.P., Call Option
	Expiration: October 2014, Exercise Price: $80.00	(200)	$(25,000)
Kinder Morgan, Inc., Call Option
	Expiration: October 2014, Exercise Price: $45.00	(400)	(3,200)
Markwest Energy Partners, L.P., Call Option
	Expiration: September 2014, Exercise Price: $80.00	(250)	(30,000)

Total Written Options (Proceeds $26,068)			$(58,200)

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	All or a portion of these securities represent cover for outstanding call options written.
(4)	No distribution or dividend was made during the period ended August 31, 2014. As such, it is
	classified as a non-income producing security as of August 31, 2014.
(5)	Security distributions are paid-in-kind.
(6)	Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(7)	Rate reported is the current yield as of August 31, 2014.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments                                                                             $ 288,475,704
Gross unrealized appreciation                                                              190,093,833
Gross unrealized depreciation                                                             (127,269,399)
Net unrealized appreciation                                                                 $ 62,824,434

*The above table only reflects tax adjustments through November 30, 2013.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2014	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 16,733,128	$ 16,733,128	$ -	$ -
Master Limited Partnerships and Related Companies (a)	329,988,263	329,988,263	-	-
Royalty Trusts(a)	3,013,400	3,013,400	-	-
Preferred Stock(a)	7,635,792	7,635,792	-	-
Total Equity Securities	357,370,583	357,370,583	-	-
Notes Senior Notes(a)	8,075,000	-	8,075,000	-
Total Notes	8,075,000	-	8,075,000	-
Other Short Term Investment	7,115,771	7,115,771	-	-
Options	930,810	930,810	-	-
Total Other	8,046,581	8,046,581	-	-
Total Assets	$ 373,492,164	$ 365,417,164	$ 8,075,000	$ -
Liabilities Securities Sold Short	$ 22,133,826	$ 22,133,826	$ -	$ -
Written Options	58,200	58,200
Total Liabilities	$ 22,192,026	$ 22,192,026	$ -	$ -
Total	$ 351,300,138	$ 343,225,138	$ 8,075,000	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2014.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2014.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended August 31, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options purchased	51,100	3,777,911
Options covered	(14,662)	(1,293,056)
Options expired	(24,000)	(1,391,514)
Options exercised	-	-
Outstanding at August 31, 2014	12,438	$1,049,161

The average monthly fair value of purchased options during the period ended August 31, 2014 was $599,701.

Transactions in written options contracts for the period ended August 31, 2014, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2013	-	$-
Options written	21,640	1,023,141
Options covered	-	-
Options expired	(12,173)	(511,844)
Options exercised	(8,617)	(485,229)
Outstanding at August 31, 2014	850	$26,068

The average monthly fair value of written options during the period ended August 31, 2014 was $106,789.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2014:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(268,717)	$511,844	$243,127

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(118,351)	$(32,132)	$(150,483)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           The Cushing MLP Total Return Fund

By (Signature and Title)  /s/ Daniel L. Spears
                                            Daniel L. Spears, President

Date October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel L. Spears
                                          Daniel L. Spears, President

Date October 28, 2014

By (Signature and Title) /s/ John H. Alban
                                           John H. Alban, Treasurer

Date   October 28, 2014